UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Mario Gabelli, CFA, Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at June 30, 2005:

$229,279,705

Top Ten Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
American Express Co.	2.21%
Dreyer’s Grand Ice Cream Holdings Inc.	1.78%
News Corp., Cl. A	1.76%
Liberty Media Corp., Cl. A	1.69%
Cablevision Systems Corp., Cl. A	1.62%
Archer-Daniels-Midland Co.	1.59%
Pfizer Inc.	1.50%
Time Warner Inc.	1.46%
Honeywell International Inc.	1.44%
General Mills Inc.	1.43%

Sector Weightings  (Percentage of Total Net Assets as of June 30, 2005)

Average Annual Total Returns  (For periods ended 06/30/2005)

	YTD	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 5/1/1995
Gabelli Capital Asset Fund	–0.71%	8.89%	13.53%	6.92%	12.49%	12.48%
S&P 500 Index	–0.81%	6.32%	8.28%	–2.37%	9.94%	10.44%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

■	Gabelli Capital Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2005 through June 30, 2005

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund's actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

	Beginning Account Value 01/01/05	Ending Account Value 06/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$992.90	1.10%	$5.44
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 94.2%
Shares		Cost	Market Value

Aerospace — 0.6%
15,000	Herley Industries Inc.†	$296,474	$273,600
50,000	Titan Corp.†	1,042,846	1,137,000

		1,339,320	1,410,600

Agriculture — 1.6%
170,000	Archer-Daniels-Midland Co.	1,933,008	3,634,600

Automotive: Parts and Accessories — 3.5%
16,100	BorgWarner Inc.	477,860	864,087
58,000	CLARCOR Inc.	548,692	1,696,500
160,000	Dana Corp.	2,216,011	2,401,600
35,000	Modine Manufacturing Co.	828,233	1,139,600
25,000	Navistar International Corp.†	482,457	800,000
85,000	Scheib (Earl) Inc.†	483,196	291,125
55,000	Standard Motor Products Inc.	867,407	726,000
34,300	TransPro Inc.†	216,824	215,747

		6,120,680	8,134,659

Aviation: Parts and Services — 3.7%
14,000	Aviall Inc.†	191,721	442,260
28,000	Curtiss-Wright Corp.	758,387	1,510,600
125,000	Fairchild Corp., Cl. A†	787,064	357,500
80,000	GenCorp Inc.†	787,859	1,540,800
60,000	Kaman Corp., Cl. A	773,944	1,082,400
2,000	Moog Inc., Cl. A†	12,467	62,980
18,000	Precision Castparts Corp.	792,141	1,402,200
30,000	Sequa Corp., Cl. A†	1,048,824	1,985,100

		5,152,407	8,383,840

Broadcasting — 4.2%
10,000	Cogeco Inc.	195,072	219,230
50,000	Fisher Communications Inc.†	2,826,197	2,364,500
60,000	Granite Broadcasting Corp.†	107,900	13,200
215,000	Gray Television Inc.	2,231,752	2,592,900
50,000	Liberty Corp.	2,401,567	1,840,500
60,000	Lin TV Corp., Cl. A†	1,186,899	833,400
35,000	Paxson Communications Corp.†	121,089	21,000
160,000	Sinclair Broadcast Group Inc., Cl. A	1,651,571	1,452,800
46,000	Young Broadcasting Inc., Cl. A†	749,575	190,900

		11,471,622	9,528,430

Business Services — 0.4%
10,000	Cendant Corp.	145,055	223,700
80,000	Nashua Corp.†	707,418	756,000

		852,473	979,700

Cable and Satellite — 3.7%
5,000	Adelphia Communications Corp., Cl. A†	5,250	500
115,000	Cablevision Systems Corp., Cl. A†	890,169	3,703,000
80,000	DIRECTV Group Inc.†	1,182,474	1,240,000
25,000	EchoStar Communications Corp., Cl. A	804,560	753,750

Shares		Cost	Market Value

30,801	Liberty Global Inc., Cl. A†	$762,287	$1,437,489
40,125	Rogers Communications Inc., Cl. B	798,293	1,319,310

		4,443,033	8,454,049

Communications Equipment — 3.1%
25,000	Agere Systems Inc.†	346,094	300,000
140,000	Corning Inc.†	1,020,054	2,326,800
130,000	Lucent Technologies Inc.†	508,457	378,300
50,000	Motorola Inc.	476,030	913,000
165,000	Nortel Networks Corp.†	724,663	430,650
100,000	Thomas & Betts Corp.†	1,903,118	2,824,000

		4,978,416	7,172,750

Computer Software and Services — 1.3%
40,000	Storage Technology Corp.†	1,454,100	1,451,600
100,000	Xanser Corp.†	295,108	232,000
40,000	Yahoo! Inc.†	1,332,632	1,386,000

		3,081,840	3,069,600

Consumer Products — 2.2%
13,500	Alberto-Culver Co.	427,626	584,955
23,000	Gallaher Group plc, ADR	552,606	1,363,900
20,000	National Presto Industries Inc.	648,381	881,400
15,000	Pactiv Corp.†	152,305	323,700
23,000	Procter & Gamble Co.	852,599	1,213,250
120,000	Revlon Inc., Cl. A†	323,516	368,400
63,000	Weider Nutrition International Inc.†	161,680	281,610

		3,118,713	5,017,215

Consumer Services — 1.5%
20,000	IAC/InterActiveCorp†	154,375	481,000
150,000	Rollins Inc.	1,160,922	3,006,000

		1,315,297	3,487,000

Diversified Industrial — 4.7%
52,000	Ampco-Pittsburgh Corp.	782,647	624,000
21,000	Baldor Electric Co.	454,909	510,720
31,000	Cooper Industries Ltd., Cl. A	1,465,754	1,980,900
30,000	Crane Co.	623,766	789,000
16,000	Greif Inc., Cl. A	427,317	977,600
13,500	Harbor Global Co. Ltd.†	31,715	119,813
90,000	Honeywell International Inc.	2,615,849	3,296,700
14,000	ITT Industries Inc.	1,207,873	1,366,820
75,000	Katy Industries Inc.†	973,026	240,000
75,000	Myers Industries Inc.	647,077	937,500

		9,229,933	10,843,053

Electronics — 1.0%
80,000	Texas Instruments Inc.	1,907,690	2,245,600

Energy and Utilities — 6.9%
100,000	Allegheny Energy Inc.†	956,298	2,522,000
260,000	Aquila Inc.†	967,243	938,600
35,000	CMS Energy Corp.†	249,443	527,100
30,000	ConocoPhillips	860,026	1,724,700
4,500	Cooper Cameron Corp.†	260,717	279,225
10,000	Devon Energy Corp.	241,762	506,800
35,000	Duquesne Light Holdings Inc.	505,337	653,800

See accompanying notes to financial statements.

3

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Cost	Market Value

90,000	El Paso Corp.	$749,720	$1,036,800
85,000	El Paso Electric Co.†	763,761	1,738,250
18,000	Exxon Mobil Corp.	654,381	1,034,460
4,666	Florida Public Utilities Co.	55,292	88,700
7,299	Kerr-McGee Corp.	388,635	556,987
20,000	Mirant Corp.†	6,600	10,240
40,000	Northeast Utilities	766,788	834,400
30,000	NSTAR	681,900	924,900
17,000	Progress Energy Inc., CVO†	7,800	2,295
10,000	Royal Dutch Petroleum Co.	630,500	649,000
22,500	RPC Inc.	271,742	380,700
30,000	Southwest Gas Corp.	743,772	765,300
10,000	Unocal Corp.	577,840	650,500

		10,339,557	15,824,757

Entertainment — 8.3%
40,000	Dover Motorsports Inc.	242,659	240,000
220,000	Gemstar-TV Guide International Inc.†	1,231,528	789,800
45,000	Grupo Televisa SA, ADR	1,690,462	2,794,050
380,000	Liberty Media Corp., Cl. A†	1,919,620	3,872,200
130,000	The Walt Disney Co.	2,723,908	3,273,400
200,000	Time Warner Inc.†	3,362,397	3,342,000
50,000	Topps Co. Inc.	460,778	501,500
80,000	Viacom Inc., Cl. A	2,015,028	2,577,600
50,000	Vivendi Universal SA, ADR	1,104,597	1,566,500

		14,750,977	18,957,050

Environmental Services — 1.7%
90,000	Allied Waste Industries Inc.†	882,698	713,700
4,500	Catalytica Energy Systems Inc.†	17,692	8,460
110,000	Waste Management Inc.	2,706,043	3,117,400

		3,606,433	3,839,560

Equipment and Supplies — 5.1%
47,000	AMETEK Inc.	470,804	1,966,950
50,000	Baldwin Technology Co. Inc., Cl. A†	92,620	155,000
25,000	Belden CDT Inc.	306,599	530,000
40,000	Capstone Turbine Corp.†	70,880	50,800
10,000	CIRCOR International Inc.	147,083	246,700
125,000	CTS Corp.	1,396,096	1,536,250
18,000	CUNO Inc.†	458,037	1,285,920
18,000	Eastern Co.	277,237	423,900
175,000	Fedders Corp.	836,241	385,000
35,000	Flowserve Corp.†	495,714	1,059,100
34,000	Franklin Electric Co. Inc.	303,776	1,314,100
45,000	GrafTech International Ltd.†	452,900	193,500
30,000	IDEX Corp.	498,310	1,158,300
10,000	Robbins & Myers Inc.	241,741	215,100
35,000	Watts Water Technologies Inc., Cl. A	480,304	1,172,150

		6,528,342	11,692,770

Financial Services — 4.0%
95,000	American Express Co.	3,411,042	5,056,850
39,000	Argonaut Group Inc.†	863,485	900,510
20,000	Bank of New York Co. Inc.	646,337	575,600

Shares		Cost	Market Value

12,000	BKF Capital Group Inc.	$312,525	$454,920
13,000	Deutsche Bank AG, ADR	793,360	1,012,700
163,000	Epoch Holding Corp.†	526,516	700,900
13,000	Midland Co.	101,724	457,470

		6,654,989	9,158,950

Food and Beverage — 10.0%
5,000	Allied Domecq plc, ADR	192,926	242,350
20,000	Brown-Forman Corp., Cl. A	477,226	1,280,000
15,000	Campbell Soup Co.	380,768	461,550
62,000	Coca-Cola Co.	2,907,381	2,588,500
5,000	Coca-Cola Femsa SA de CV, ADR	122,780	133,550
30,000	Corn Products International Inc.	472,112	712,800
80,000	Del Monte Foods Co.†	816,000	861,600
50,000	Diageo plc, ADR	1,920,503	2,965,000
50,000	Dreyer’s Grand Ice Cream Holdings Inc., Cl. A	3,914,543	4,070,000
3,109	Fomento Economico Mexicano SA de CV, ADR	172,949	185,203
70,000	General Mills Inc.	3,322,849	3,275,300
70,000	Heinz (H.J.) Co.	2,562,477	2,479,400
1,000	Kellogg Co.	29,150	44,440
53,000	PepsiAmericas Inc.	722,580	1,359,980
21,218	Tootsie Roll Industries Inc.	324,957	620,627
23,000	Wrigley (Wm.) Jr. Co.	1,331,491	1,583,320

		19,670,692	22,863,620

Health Care — 3.0%
5,000	Chemed Corp.	118,475	204,400
5,000	DENTSPLY International Inc.	218,760	270,000
11,000	Henry Schein Inc.†	315,925	456,720
24,000	INAMED Corp.†	1,062,709	1,607,280
2,000	Invitrogen Corp.†	69,870	166,580
15,000	IVAX Corp.†	135,600	322,500
2,000	Johnson & Johnson	101,700	130,000
4,000	Patterson Companies Inc.†	88,120	180,320
125,000	Pfizer Inc.	3,722,934	3,447,500
4,000	Renal Care Group Inc.†	185,540	184,400
60,000	TL Administration Corp.†	144,933	600

		6,164,566	6,970,300

Hotels and Gaming — 4.5%
60,000	Aztar Corp.†	500,789	2,055,000
20,000	Dover Downs Gaming & Entertainment Inc.	224,187	265,200
21,000	Gaylord Entertainment Co.†	550,429	976,290
500,000	Hilton Group plc	3,042,128	2,564,366
90,000	Hilton Hotels Corp.	909,165	2,146,500
10,000	Kerzner International Ltd.†	484,849	569,500
45,000	MGM Mirage†	1,020,432	1,781,100

		6,731,979	10,357,956

Machinery — 1.2%
75,000	CNH Global NV	1,471,996	1,416,750
21,000	Deere & Co.	1,439,649	1,375,290

		2,911,645	2,792,040

See accompanying notes to financial statements.

4

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Cost	Market Value

Manufactured Housing and Recreational Vehicles — 1.0%
2,000	Cavco Industries Inc.†	$44,644	$56,360
150,000	Champion Enterprises Inc.†	1,554,777	1,491,000
16,000	Skyline Corp.	631,479	638,880

		2,230,900	2,186,240

Metals and Mining — 0.3%
20,000	Newmont Mining Corp.	870,500	780,600

Publishing — 6.7%
13,000	Journal Communications Inc., Cl. A	234,990	218,400
10,000	Knight-Ridder Inc.	671,664	613,400
6,000	Lee Enterprises Inc.	170,932	240,540
23,000	McClatchy Co., Cl. A	703,081	1,505,120
16,000	Media General Inc., Cl. A	1,017,456	1,036,160
8,000	Meredith Corp.	171,362	392,480
40,000	New York Times Co., Cl. A	1,779,022	1,246,000
250,000	News Corp., Cl. A	3,834,837	4,045,000
130,000	Penton Media Inc.†	114,339	45,500
410,000	PRIMEDIA Inc.†	1,425,157	1,660,500
60,000	Reader’s Digest Association Inc.	949,070	990,000
14,000	Scripps (E.W.) Co., Cl. A	574,228	683,200
55,100	Thomas Nelson Inc.	636,349	1,198,976
40,000	Tribune Co.	1,881,092	1,407,200

		14,163,579	15,282,476

Real Estate — 0.5%
47,000	Griffin Land & Nurseries Inc.†	659,368	1,157,610

Retail — 0.8%
33,750	Aaron Rents Inc., Cl. A	281,332	767,813
12,000	Ingles Markets Inc., Cl. A	150,950	165,240
1,000	Neiman Marcus Group Inc., Cl. A	31,465	96,920
2,000	Neiman Marcus Group Inc., Cl. B	193,138	193,400
30,000	Safeway Inc.	617,191	677,700

		1,274,076	1,901,073

Specialty Chemicals — 2.5%
70,000	Ferro Corp.	1,409,044	1,390,200
5,000	Great Lakes Chemical Corp.	108,000	157,350
2,000	Hawkins Inc.	15,000	24,300
87,000	Hercules Inc.†	1,086,665	1,231,050
20,000	MacDermid Inc.	287,919	623,200
10,000	Material Sciences Corp.†	90,141	145,600
140,000	Omnova Solutions Inc.†	894,446	652,400
5,000	Quaker Chemical Corp.	87,062	87,250
70,000	Sensient Technologies Corp.	1,365,706	1,442,700

		5,343,983	5,754,050

Telecommunications — 2.9%
50,000	AT&T Corp.	989,440	952,000
290,000	Cincinnati Bell Inc.†	1,885,594	1,247,000
340,000	Qwest Communications International Inc.†	1,258,840	1,261,400
120,000	Sprint Corp.	1,819,156	3,010,800
5,000	Telephone & Data Systems Inc., Special	100,476	191,700

		6,053,506	6,662,900

Shares		Cost	Market Value

Wireless Communications — 3.3%
900,000	O2 plc†	$987,678	$2,197,068
25,000	Price Communications Corp.†	322,481	432,500
40,700	United States Cellular Corp.†	1,462,353	2,032,558
90,000	UNOVA Inc.†	1,577,948	2,396,700
10,000	Western Wireless Corp., Cl. A†	30,000	423,000

		4,380,460	7,481,826

	Total Common Stocks	167,279,984	216,024,874

Short-Term Obligations — 5.0%
Principal Amount		Cost	Market Value

U.S. Government Obligations — 5.0%
$11,563,000	U.S. Treasury Bills, 2.718% to 3.221%††, 07/07/05 to 10/20/05	11,494,190	11,494,032

Total Short-Term Obligations		11,494,190	11,494,032

Total Investments — 99.2%		$178,774,174	227,518,906
Other Assets and Liabilities (Net) — 0.8%			1,760,799

Net Assets — 100.0%			$229,279,705

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

Glossary of Terms:

ADR — American Depository Receipt

CVO — Contingent Value Obligation

See accompanying notes to financial statements.

5

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS:
Investments, at value (cost $178,774,174)	$227,518,906
Cash and foreign currency, at value (cost $31,093)	31,097
Receivable for investments sold	2,887,440
Dividends receivable	174,080
Other assets	5,107

Total Assets	230,616,630

LIABILITIES:
Payable for investments purchased	1,100,975
Payable for investment advisory fees	188,152
Other accrued expenses	47,798

Total Liabilities	1,336,925

Net Assets applicable to 12,634,454 shares outstanding	$229,279,705

NET ASSETS CONSIST OF:
Capital stock, at par value	$12,634
Additional paid-in capital	176,980,538
Accumulated net investment income	489,527
Accumulated net realized gain on investments	3,052,270
Net unrealized appreciation on investments	48,744,732
Net unrealized appreciation on foreign currency translations	4

Net Assets	$229,279,705

Net Asset Value, offering and redemption price per share ($229,279,705 ÷ 12,634,454 shares outstanding; 500,000,000 shares authorized of $0.001 par value)	$18.15

Statement of Operations

For the Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $22,289)	$1,689,376
Interest	54,052

Total Investment Income	1,743,428

Expenses:
Management fees	1,141,943
Custodian fees	28,601
Legal and audit fees	26,876
Directors’ fees	11,670
Shareholder services fees	5,286
Miscellaneous expenses	40,355

Total Expenses	1,254,731
Less: Custodian Fee Credits	(830)

Net Expenses	1,253,901

Net Investment Income	489,527

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	7,500,660
Net realized loss on foreign currency transactions	(3,242)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(9,840,701)

Net Realized and Unrealized Gain (Loss ) on Investments and Foreign Currency	(2,343,283)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,853,756)

See accompanying notes to financial statements.

6

■	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment income	$489,527	$748,614
Net realized gain on investments and foreign currency transactions	7,497,418	8,751,408
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(9,840,701)	23,026,405

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,853,756)	32,526,427

Distributions to Shareholders:
Net investment income	—	(746,505)
Net realized gain on investments	—	(8,301,390)

Total Distributions to Shareholders	—	(9,047,895)

Capital Share Transactions:
Net increase (decrease) in net assets from capital share transactions	(8,901,457)	2,076,392

Net Increase (Decrease) in Net Assets	(10,755,213)	25,554,924

NET ASSETS:

Beginning of period	240,034,918	214,479,994

End of period (including undistributed net investment income of $489,527 and $0, respectively)	$229,279,705	$240,034,918

See accompanying notes to financial statements.

7

■	Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

1. Organization

The Gabelli Capital Asset Fund (the “Fund”) is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2. Significant	Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gain

8

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

amounts as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $2,109 and to decrease accumulated net realized loss on investments by $20,476 with an offsetting adjustment to additional paid in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

Year Ended December 31, 2004
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$2,456,201
Net long term capital gains	6,591,694

Total Taxable Distributions:	$9,047,895

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2004, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation	$54,140,289

Total accumulated earnings	$54,140,289

The following summarizes the tax cost and the related unrealized appreciation/depreciation of investments at June 30, 2005:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$183,393,644	$58,558,147	$(14,432,885)	$44,125,262

3. Agreements	with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company’s Board of Directors and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

4. Portfolio	Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $24,725,252 and $31,434,588, respectively.

5. Transactions	with Affiliates

During the six months ended June 30, 2005, the Fund paid brokerage commissions of $76,062 to Gabelli & Company, Inc.

The cost of calculating the Fund’s net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement among the Fund, the Manager and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund’s net asset value, which is included in miscellaneous expenses in the Statement of Operations.

The Fund is assuming its allocated cost of the Gabelli Funds’ Chief Compliance Officer in the amount of $2,768 for the six months ended June 30, 2005.

9

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

6. Line	of Credit

The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2005, there were no borrowings from the line of credit.

7. Capital	Stock Transactions

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
	Shares		Amount
Shares sold	602,830	1,438,260	$10,736,505	$24,537,637
Shares issued upon reinvestment of dividends and distributions	—	495,232	—	9,047,895
Shares redeemed	(1,101,202)	(1,844,209)	(19,637,962)	(31,509,140)

Net increase (decrease)	(498,372)	89,283	$(8,901,457)	$2,076,392

8. Other	Matters

The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser’s parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund’s financial position or the results of its operations.

9. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31,
			2004	2003	2002		2001	2000
Operating performance:
Net asset value, beginning of period	$18.28		$16.44	$12.16	$14.23		$14.71	$17.48

Net investment income	0.04		0.06	0.02	0.03		0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.17)		2.50	4.29	(2.07)		0.31	0.87

Total from investment operations	(0.13)		2.56	4.31	(2.04)		0.38	0.91

Distributions to shareholders:
Net investment income	—		(0.06)	(0.02)	(0.03)		(0.08)	(0.04)
Net realized gain on investments	—		(0.66)	(0.01)	(0.00	)(b)	(0.78)	(3.64)

Total distributions	—		(0.72)	(0.03)	(0.03)		(0.86)	(3.68)

Net asset value, end of period	$18.15		$18.28	$16.44	$12.16		$14.23	$14.71

Total return†	(0.7)%		15.5%	35.5%	(14.3)%		2.6%	5.6%

Ratios to average net assets and supplemental data:
Net assets, end of period (in 000's)	$229,280		$240,035	$214,480	$158,831		$193,150	$155,870
Ratio of net investment income to average net assets	0.43	%(c)	0.34%	0.13%	0.20%		0.54%	0.18%
Ratio of operating expenses to average net assets(d)	1.10	%(c)	1.10%	1.11%	1.12%		1.09%	1.09	%(a)
Portfolio turnover rate	11%		27%	39%	19%		29%	64%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)	The Fund incurred interest expense during the year ended December 31, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.08%.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.

See accompanying notes to financial statements.

11

Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment

Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Directors”), are required to annually review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on May 18, 2005, the Independent Directors, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

Nature, Extent and Quality of Services. The Independent Directors considered the nature, quality and extent of administrative and shareholder services performed by the Manager and the Adviser, including the Manager’s oversight of the Adviser and the provision of information to the Fund regarding relevant insurance laws and regulations and other insurance-related matters, and the Adviser’s portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Directors in their capacity as Directors and other services. Specifically, the Independent Directors received and considered information regarding the size, education and experience of the Manager’s and the Adviser’s staff, the Adviser’s fundamental research capabilities and the Adviser’s approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Based on the above factors, together with those referenced below, the Independent Directors concluded that the services of the Manager were performed at an acceptable level, that the Adviser’s services are extensive in nature and that the Adviser consistently delivered a high level of service.

Fund Performance. The Independent Directors considered information as to short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund’s Lipper, Inc. peer group, and concluded that the Adviser was delivering superior performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

Fund Fees and Expenses. The Independent Directors reviewed and considered the Fund’s contractual management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Manager and the Adviser and their respective affiliates to other fund and non-fund clients. The Independent Directors noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. While the Independent Directors recognized that the investment management fee paid by the Fund is toward the high end for its peer group, they concluded that the fee is acceptable based upon the qualifications, experience, reputation and performance of the Manager and the Adviser and the moderate overall expense ratio of the Fund.

Profitability. The Independent Directors received and considered information regarding the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Directors also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently-enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Directors concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

Economies of Scale. The Independent Directors received and considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Directors noted that economies of scale may develop for certain funds as their assets increase and their

12

Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment

Management and Investment Advisory Agreements (Unaudited)

fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Adviser informed the Board that the overall expenses incurred by the Adviser had increased substantially in recent years. The Independent Directors agreed that it was possible that Adviser-level expenses incurred in managing the Fund eventually may level off or decline as a percentage of management fees if the assets of the Fund grow substantially beyond certain thresholds.

The Independent Directors also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

Other Benefits to the Manager and the Adviser. The Independent Directors also received and considered information regarding the character and amount of other incidental benefits received by the Manager and the Adviser and their respective affiliates from their association with the Fund. The Independent Directors considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Directors concluded that potential “fall-out” benefits that the Manager or the Adviser or their affiliates may receive, such as greater name recognition or, in the case of the Adviser, affiliated brokerage commissions or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions. As discussed above, the Independent Directors reviewed detailed materials received from the Manager and the Adviser as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Manager and the Adviser at least in each of its regular meetings, which include, among other things, Fund performance reports.

As a part of their decision-making process, the Independent Directors noted that the Manager and the Adviser have managed the Fund since its inception, and the Independent Directors believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Directors considered, generally, that shareholders invested in the Fund knowing that the Manager and the Adviser managed the Fund and knowing the investment management fee schedule. As such, the Independent Directors considered, in particular, whether the Manager and the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Directors concluded that the Fund was managed by the Manager and the Adviser consistent with its investment objectives and policies.

In considering the Management Agreement and the Advisory Agreement, the Independent Directors did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Directors that shareholders had received over the long term good absolute and relative performance at reasonable fees. After considering the above-described factors and based on their deliberations and their evaluation of the information provided to them, the Independent Directors concluded that re-approval of the Agreements was in the best interests of the Fund and its shareholders. Accordingly, the Independent Directors unanimously agreed to recommend the continuation of the Management Agreement and the Advisory Agreement.

13

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/S/ BRUCE N. ALPERT
Bruce N. Alpert, Principal Executive Officer

Date September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ BRUCE N. ALPERT
Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date September 7, 2005

*	Print the name and title of each signing officer under his or her signature.